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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

If amended report check here:      |X|                    Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Deephaven Capital Management LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

130 Cheshire Lane,  Suite 102,  Minnetonka,  MN  55305
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Thomas Wagner               Chief Compliance Officer            (952) 249-5657
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/ Thomas Wagner
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Minnetonka, MN  55305
                                                February 14, 2008
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____0_______

Form 13F Information Table Entry Total:  _____44_______

Form 13F Information Table Value Total: $___974,243_________
                                         (thousands)


THIS AMENDMENT ADDS SECURITIES HOLDINGS TO THOSE REPORTED ON FORM 13F AS FILED ON FEBRUARY 8,2006 FOR THE PERIOD ENDING DECEMBER 31, 2006. THESE HOLDINGS ARE ADDED PURSUANT TO EXPIRATION OF CONFIDENTIAL TREATMENT STATUS.




List of Other Included Managers:  N/A





                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVO INC              COM            007585102  2791       85605     SHS          Sole        None          85605       0       0
AGERE SYS INC         COM            00845V308  11776      614312    SHS          Sole        None          614312      0       0
ARAMARK CORP          CL B           038521100  929        27772     SHS          Sole        None          27772       0       0
AT ROAD INC           COM            04648K105  16694      2286896   SHS          Sole        None          2286896     0       0
AZTAR CORP            COM            054802103  75822      1393267   SHS          Sole        None          1393267     0       0
BANK NEW YORK INC     COM            064057102  12128      308056    SHS          Sole        None          308056      0       0
BIOMET INC            COM            090613100  37118      899395    SHS          Sole        None          899395      0       0
CABLEVISION SYS CORP  CL A NY CABLVS 12686C109  28995      1018095   SHS          Sole        None          1018095     0       0
CAREMARK RX INC       COM            141705103  43611      763633    SHS          Sole        None          763633      0       0
CLEAR CHANNEL COMMUNI COM            184502102  19796      557017    SHS          Sole        None          557017      0       0
CONOR MEDSYSTEMS INC  COM            208264101  23738      757663    SHS          Sole        None          757663      0       0
DELTA & PINE LD CO    COM            247357106  44736      1105956   SHS          Sole        None          1105956     0       0
ENDESA S A            SPONSORED ADR  29258N107  53088      1122548   SHS          Sole        None          1122548     0       0
EQUITY OFFICE PROPERT COM            294741103  11920      247461    SHS          Sole        None          247461      0       0
EXPRESS SCRIPTS INC   COM            302182100  2936       41000     SHS          Sole        None          41000       0       0
FREEPORT-MCMORAN COPP CL B           35671D857  951        17063     SHS          Sole        None          17063       0       0
FREEPORT-MCMORAN COPP PUT            35671D957  33         584             PUT    Sole        None          584         0       0
GOLD KIST INC         COM            380614107  2044       97255     SHS          Sole        None          97255       0       0
HARRAHS ENTMT INC     COM            413619107  310881     3758227   SHS          Sole        None          3758227     0       0
HARRAHS ENTMT INC     CALL           413619907  244        2945            CALL   Sole        None          2945        0       0
HARRAHS ENTMT INC     PUT            413619957  403        4875            PUT    Sole        None          4875        0       0
JACUZZI BRANDS INC    COM            469865109  13557      1090652   SHS          Sole        None          1090652     0       0
LSI LOGIC CORP        NOTE 4.000% 5/ 502161AJ1  7677       7475000   PRN          Sole        None          7475000     0       0
MERCANTILE BANKSHARES COM            587405101  1040       22230     SHS          Sole        None          22230       0       0
NASDAQ STOCK MARKET I COM            631103108  462        15000     SHS          Sole        None          15000       0       0
NYSE GROUP INC        PUT            62949W953  1116       11489           PUT    Sole        None          11489       0       0
OREGON STL MLS INC    COM            686079104  32737      524541    SHS          Sole        None          524541      0       0
OSI RESTAURANT PARTNE COM            67104A101  15531      396194    SHS          Sole        None          396194      0       0
OSI RESTAURANT PARTNE CALL           67104A901  501        12781           CALL   Sole        None          12781       0       0
PHELPS DODGE CORP     COM            717265102  3257       27202     SHS          Sole        None          27202       0       0
RAILAMERICA INC       COM            750753105  6271       390000    SHS          Sole        None          390000      0       0
READERS DIGEST ASSN I COM            755267101  4885       292500    SHS          Sole        None          292500      0       0
REDBACK NETWORKS INC  COM NEW        757209507  1878       75289     SHS          Sole        None          75289       0       0
RINKER GROUP LTD      SPONSORED ADR  76687M101  21350      1500000                Sole        None          1500000     0       0
SABRE HLDGS CORP      CL A           785905100  15546      487500    SHS          Sole        None          487500      0       0
SERVICE CORP INTL     COM            817565104  2358       230068    SHS          Sole        None          230068      0       0
SIRNA THERAPEUTICS IN COM            829669100  1268       97500     SHS          Sole        None          97500       0       0
SYMBOL TECHNOLOGIES I COM            871508107  6234       417300    SHS          Sole        None          417300      0       0
UNIVISION COMMUNICATI CL A           914906102  77668      2192766   SHS          Sole        None          2192766     0       0
VERITAS DGC INC       COM            92343P107  12844      150000    SHS          Sole        None          150000      0       0
WACHOVIA CORP 2ND NEW COM            929903102  7227       126900    SHS          Sole        None          126900      0       0
WACHOVIA CORP 2ND NEW CALL           929903902  85         1500            CALL   Sole        None          1500        0       0
WACHOVIA CORP 2ND NEW PUT            929903952  157        2750            PUT    Sole        None          2750        0       0
YANKEE CANDLE INC     COM            984757104  39960      1165709   SHS          Sole        None          1165709     0       0